Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Liabilities (Detail) - Level 3 [Member] - Contingent consideration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance	$ 8.5
Loss recognized in earnings from changes in fair value	0.3
Payments	(12.6)
Additions	5.4	$ 8.5
Balance	$ 1.6	$ 8.5